FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       August 1, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total:       $159,769



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     2565    83430 SH       SOLE                             83430
Abbott Laboratories            COM              002824100      526    12023 SH       SOLE                             12023
Adobe Systems Inc              COM              00724F101     1613    50300 SH       SOLE                             50300
Altria Group Inc               COM              02209S103      295     6495 SH       SOLE                              6495
American International Group   COM              026874107     1087    19706 SH       SOLE                             19706
Amgen Inc                      COM              031162100     3330    50500 SH       SOLE                             50500
Autozone Inc                   COM              053332102     2142    28200 SH       SOLE                             28200
Avery-Dennison Corp            COM              053611109      562    11190 SH       SOLE                             11190
BJ Services Co                 COM              055482103     2305    61700 SH       SOLE                             61700
Bank of America Corp           COM              060505104     5255    66493 SH       SOLE                             66493
Barr Laboratories Inc          COM              068306109     3060    46720 SH       SOLE                             46720
BellSouth Corp                 COM              079860102     4140   155475 SH       SOLE                            155475
Brown & Brown Inc              COM              115236101     1589    48900 SH       SOLE                             48900
Cardinal Health Inc            COM              14149Y108      604     9400 SH       SOLE                              9400
Caremark Rx Inc                COM              141705103     3693   143800 SH       SOLE                            143800
ChevronTexaco Corp             COM              166764100     2993    41460 SH       SOLE                             41460
Cisco Systems Inc              COM              17275R102     3350   199520 SH       SOLE                            199520
Citigroup Inc                  COM              172967101     3826    89387 SH       SOLE                             89387
Coach Inc                      COM              189754104     2364    47535 SH       SOLE                             47535
Coca Cola Co                   COM              191216100      870    18755 SH       SOLE                             18755
Costco Wholesale Corp          COM              22160K105      322     8800 SH       SOLE                              8800
Dell Inc                       COM              247025109     6775   212790 SH       SOLE                            212790
Dow Chemical Co                COM              260543103      279     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      171    16350 SH       SOLE                             16350
Ebay Inc                       COM              278642103     2452    23575 SH       SOLE                             23575
Exxon Mobil Corp               COM              30231G102      732    20388 SH       SOLE                             20388
Fannie Mae                     COM              313586109     4898    72630 SH       SOLE                             72630
Fifth Third Bancorp            COM              316773100     2446    42600 SH       SOLE                             42600
First Data Corp                COM              319963104     2689    64900 SH       SOLE                             64900
General Electric Co            COM              369604103     4549   158612 SH       SOLE                            158612
Health Management Assoc Inc    COM              421933102      434    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     1338    40400 SH       SOLE                             40400
Illinois Tool Works Inc        COM              452308109      873    13250 SH       SOLE                             13250
Integrated Circuit Systems     COM              45811k208     2645    84200 SH       SOLE                             84200
International Business Machine COM              459200101     3868    46881 SH       SOLE                             46881
Jacobs Engineering Group Inc   COM              469814107     2533    60100 SH       SOLE                             60100
Johnson & Johnson              COM              478160104     4160    80464 SH       SOLE                             80464
Kerr-McGee Corp                COM              492386107      355     7925 SH       SOLE                              7925
Lennar Corp                    COM              526057104     4342    60725 SH       SOLE                             60725
Lowe's Companies               COM              548661107     2893    67350 SH       SOLE                             67350
MBNA Corp                      COM              55262L100     1039    49851 SH       SOLE                             49851
Medtronic Inc                  COM              585055106     1070    22300 SH       SOLE                             22300
Merck & Co Inc                 COM              589331107      336     5550 SH       SOLE                              5550
Michael Stores Inc             COM              594087108      281     7370 SH       SOLE                              7370
Microsoft Corp                 COM              594918104     5186   202260 SH       SOLE                            202260
Northern Trust Corp.           COM              665859104      749    18000 SH       SOLE                             18000
Office Depot Inc               COM              676220106      200    13800 SH       SOLE                             13800
PSS World Medical Inc          COM              69366A100      115    20000 SH       SOLE                             20000
Pactiv Corporation             COM              695257105     2369   120200 SH       SOLE                            120200
Paychex Inc                    COM              704326107     2307    78500 SH       SOLE                             78500
Pfizer Inc                     COM              717081103     4950   144944 SH       SOLE                            144944
Procter & Gamble Co            COM              742718109      630     7060 SH       SOLE                              7060
Ruby Tuesday Inc               COM              781182100     3120   126175 SH       SOLE                            126175
SBC Communications Inc         COM              78387G103      892    34922 SH       SOLE                             34922
Schering Plough Corp           COM              806605101      620    33355 SH       SOLE                             33355
Smith International Inc        COM              832110100      257     7000 SH       SOLE                              7000
Southern Co                    COM              842587107      331    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     4117    71600 SH       SOLE                             71600
Stryker Corp                   COM              863667101     2539    36600 SH       SOLE                             36600
SunTrust Banks Inc             COM              867914103     1955    32948 SH       SOLE                             32948
Symantec Corp                  COM              871503108     2494    56800 SH       SOLE                             56800
Sysco Corp                     COM              871829107     2244    74700 SH       SOLE                             74700
TCF Financial Corp             COM              872275102     2211    55500 SH       SOLE                             55500
United Parcel Service -CL B    COM              911312106     2558    40150 SH       SOLE                             40150
United Technologies Corp       COM              913017109     3503    49450 SH       SOLE                             49450
Verizon Communications         COM              92343v104      292     7412 SH       SOLE                              7412
Wachovia Corp                  COM              929903102      731    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     4739    88300 SH       SOLE                             88300
Walgreen Co                    COM              931422109     2637    87600 SH       SOLE                             87600
Washington Mutual Inc          COM              939322103     2614    63300 SH       SOLE                             63300
Wellpoint Health Networks      COM              94973h108     3250    38550 SH       SOLE                             38550
Wells Fargo Company            COM              949746101      534    10600 SH       SOLE                             10600
XTO Energy Inc                 COM              98385X106     3464   172231 SH       SOLE                            172231
American High Income Tr SBI                     026547109      139 11914.423000SH    SOLE                        11914.423000
American Wash Mutual Invst-A                    939330106      218 8498.998000SH     SOLE                        8498.998000
Merrill Lynch Fundamental Grow                  589958107      153 10938.081000SH    SOLE                        10938.081000